December 31, 2003	• •	Pacific Select Fund Separate Account A of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	G-1
Special Meetings of Shareholders	G-3

SEPARATE ACCOUNT A

Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-5
Statements of Changes in Net Assets	H-9
Financial Highlights	I-1
Notes to Financial Statements	J-1
Independent Auditors’ Report	K-1

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS

Investments:
Blue Chip Portfolio	$964,929
Aggressive Growth Portfolio		$57,209
Diversified Research Portfolio			$300,323
Small-Cap Equity Portfolio				$294,749
International Large-Cap Portfolio					$922,704
Short Duration Bond Portfolio						$798,678
I-Net TollkeeperSM Portfolio							$55,321
Financial Services Portfolio								$81,034
Health Sciences Portfolio									$100,433

Receivables:
Due from Pacific Life Insurance Company	1,860	—	7,587	25	43,075	1,510	—	—	98

Fund shares redeemed	—	25	—	—	—	—	2	18	—

Total Assets	966,789	57,234	307,910	294,774	965,779	800,188	55,323	81,052	100,531

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	—	25	—	—	—	—	2	18	—
Fund shares purchased	1,860	—	7,587	25	43,075	1,510	—	—	98
Other	57	3	17	16	36	41	4	5	6

Total Liabilities	1,917	28	7,604	41	43,111	1,551	6	23	104

NET ASSETS	$964,872	$57,206	$300,306	$294,733	$922,668	$798,637	$55,317	$81,029	$100,427

Shares Owned in each Portfolio	128,145	7,248	28,188	15,900	137,820	80,463	14,032	8,027	11,099

Cost of Investments	$931,025	$49,887	$270,757	$252,758	$738,159	$803,142	$43,783	$69,364	$89,056

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

ASSETS

Investments:
Technology Portfolio	$103,532
Growth LT Portfolio		$1,097,658
Focused 30 Portfolio			$61,038
Mid-Cap Value Portfolio				$905,516
International Value Portfolio					$1,127,086
Capital Opportunities Portfolio						$221,293
Equity Index Portfolio							$772,587
Small-Cap Index Portfolio								$491,286
Multi-Strategy Portfolio									$367,233

Receivables:
Due from Pacific Life Insurance Company	20,235	260	360	563	—	190	—	—	—
Fund shares redeemed	—	—	—	—	1,164	—	364	1,095	72
Other	—	—	—	—	24	—	—	—	—

Total Assets	123,767	1,097,918	61,398	906,079	1,128,274	221,483	772,951	492,381	367,305

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1,164	—	364	1,095	72
Fund shares purchased	20,235	260	360	563	—	190	—	—	—
Other	5	66	3	55	—	13	50	26	22

Total Liabilities	20,240	326	363	618	1,164	203	414	1,121	94

NET ASSETS	$103,527	$1,097,592	$61,035	$905,461	$1,127,110	$221,280	$772,537	$491,260	$367,211

Shares Owned in each Portfolio	22,912	62,636	8,551	61,876	87,258	28,334	29,201	41,813	24,226

Cost of Investments	$86,724	$1,230,347	$52,535	$749,594	$878,015	$214,535	$723,284	$404,504	$357,308

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account

ASSETS

Investments:
Main Street® Core Portfolio (1)	$769,085
Emerging Markets Portfolio		$230,276
Inflation Managed Portfolio			$1,343,462
Managed Bond Portfolio				$1,907,507
Small-Cap Value Portfolio					$275,901
Money Market Portfolio						$680,057
High Yield Bond Portfolio							$700,337
Equity Income Portfolio								$154,171
Equity Portfolio									$268,320

Receivables:
Due from Pacific Life Insurance Company	195	456	2,409	—	781	4,427	478	75	—
Fund shares redeemed	—	—	—	10	—	—	—	—	1,318
Other	—	177	—	—	—	—	5	—	—

Total Assets	769,280	230,909	1,345,871	1,907,517	276,682	684,484	700,820	154,246	269,638

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	—	10	—	—	—	—	1,318
Fund shares purchased	195	456	2,409	—	781	4,427	478	75	—
Other	48	—	88	141	14	163	—	8	17

Total Liabilities	243	456	2,497	151	795	4,590	478	83	1,335

NET ASSETS	$769,037	$230,453	$1,343,374	$1,907,366	$275,887	$679,894	$700,342	$154,163	$268,303

Shares Owned in each Portfolio	41,042	23,258	109,961	170,921	21,899	67,421	99,738	14,412	15,407

Cost of Investments	$822,853	$149,201	$1,227,954	$1,856,786	$234,462	$679,125	$643,233	$130,461	$298,479

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

ASSETS

Investments:
Aggressive Equity Portfolio	$209,328
Large-Cap Value Portfolio		$1,551,504
Comstock Portfolio (1)			$369,324
Real Estate Portfolio				$378,127
Mid-Cap Growth Portfolio					$140,674
Prudential Jennison Portfolio (II)						$668
Value Portfolio (II)							$965
SP Jennison International Growth Portfolio (II)								$759
SP Prudential U.S. Emerging Growth Portfolio (II)									$264

Receivables:
Due from Pacific Life Insurance Company	115	1,577	835	826	—	—	—	—	—
Fund shares redeemed	—	—	—	—	130	—	—	—	—

Total Assets	209,443	1,553,081	370,159	378,953	140,804	668	965	759	264

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	—	—	—	—	130	—	—	—	—
Fund shares purchased	115	1,577	835	826	—	—	—	—	—
Other	11	87	19	21	9	1	—	—	—

Total Liabilities	126	1,664	854	847	139	1	—	—	—

NET ASSETS	$209,317	$1,551,417	$369,305	$378,106	$140,665	$667	$965	$759	$264

Shares Owned in each Portfolio	22,985	133,540	41,455	23,850	25,085	41	56	130	40

Cost of Investments	$184,893	$1,442,530	$318,679	$292,490	$135,813	$496	$857	$523	$248

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INVESTMENT INCOME

Dividends	$1,950	$—	$898	$1,164	$7,749	$10,903	$—	$513	$—

Total Investment Income	1,950	—	898	1,164	7,749	10,903	—	513	—

EXPENSES

Mortality and expense risk fees and administrative fees	9,633	690	3,184	3,117	8,248	5,943	615	948	1,160
Charges for Stepped-Up death benefit rider	217	18	83	80	181	121	12	24	29
Charges for Premier death benefit rider	243	23	96	90	204	135	20	32	42

Total Expenses	10,093	731	3,363	3,287	8,633	6,199	647	1,004	1,231

Net Investment Income (Loss)	(8,143)	(731)	(2,465)	(2,123)	(884)	4,704	(647)	(491)	(1,231)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(36,959)	(1,774)	(7,433)	(9,657)	(9,936)	(81)	(8,950)	(1,604)	(3,355)
Change in net unrealized appreciation (depreciation) on investments	189,136	13,263	68,057	84,415	179,114	(4,465)	24,142	17,835	22,689

Net Gain (Loss) on Investments	152,177	11,489	60,624	74,758	169,178	(4,546)	15,192	16,231	19,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,034	$10,758	$58,159	$72,635	$168,294	$158	$14,545	$15,740	$18,103

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$4,150	$15,645	$747	$10,456	$2,399	$5,249

Total Investment Income	—	—	—	4,150	15,645	747	10,456	2,399	5,249

EXPENSES

Mortality and expense risk fees and administrative fees	802	13,214	623	9,764	11,341	2,228	10,225	4,575	4,579
Charges for Stepped-Up death benefit rider	19	288	17	223	217	53	189	97	98
Charges for Premier death benefit rider	23	302	16	276	257	57	223	120	88

Total Expenses	844	13,804	656	10,263	11,815	2,338	10,637	4,792	4,765

Net Investment Income (Loss)	(844)	(13,804)	(656)	(6,113)	3,830	(1,591)	(181)	(2,393)	484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(12,523)	(315,319)	(4,363)	(10,365)	(14,021)	(10,562)	(131,550)	(11,592)	(10,896)
Change in net unrealized appreciation on investments	31,168	587,967	19,759	184,681	226,050	47,384	296,598	131,983	74,198

Net Gain on Investments	18,645	272,648	15,396	174,316	212,029	36,822	165,048	120,391	63,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,801	$258,844	$14,740	$168,203	$215,859	$35,231	$164,867	$117,998	$63,786

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account

INVESTMENT INCOME

Dividends	$6,762	$1,814	$78,525	$171,614	$2,062	$7,653	$38,684	$1,721	$917

Total Investment Income	6,762	1,814	78,525	171,614	2,062	7,653	38,684	1,721	917

EXPENSES

Mortality and expense risk fees and administrative fees	8,151	1,915	17,627	26,733	1,797	13,861	7,632	1,706	3,603
Charges for Stepped-Up death benefit rider	176	37	328	532	39	220	147	40	81
Charges for Premier death benefit rider	189	43	371	649	38	300	164	49	90

Total Expenses	8,516	1,995	18,326	27,914	1,874	14,381	7,943	1,795	3,774

Net Investment Income (Loss)	(1,754)	(181)	60,199	143,700	188	(6,728)	30,741	(74)	(2,857)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(30,606)	(3,653)	(7,690)	4,038	(18)	110	(11,914)	(4,506)	(68,111)
Change in net unrealized appreciation (depreciation) on investments	169,319	81,800	20,577	(61,612)	41,439	(115)	66,638	32,025	122,218

Net Gain (Loss) on Investments	138,713	78,147	12,887	(57,574)	41,421	(5)	54,724	27,519	54,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,959	$77,966	$73,086	$86,126	$41,609	($6,733)	$85,465	$27,445	$51,250

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Prudential Jennison Variable Account	Value Variable Account	SP Jennison International Growth Variable Account	SP Prudential U.S. Emerging Growth Variable Account

INVESTMENT INCOME

Dividends	$914	$15,696	$2,186	$15,304	$—	$—	$9	$—	$—

Total Investment Income	914	15,696	2,186	15,304	—	—	9	—	—

EXPENSES

Mortality and expense risk fees and administrative fees	2,416	15,678	2,888	4,083	1,531	8	12	10	3
Charges for Stepped-Up death benefit rider	54	355	67	83	43	—	—	—	—
Charges for Premier death benefit rider	58	410	73	102	51	1	2	1	1

Total Expenses	2,528	16,443	3,028	4,268	1,625	9	14	11	4

Net Investment Income (Loss)	(1,614)	(747)	(842)	11,036	(1,625)	(9)	(5)	(11)	(4)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(19,527)	(24,346)	(4,421)	(1,724)	(20,974)	4	(37)	116	(1)
Change in net unrealized appreciation on investments	68,252	318,268	64,703	77,413	48,364	152	246	232	77

Net Gain on Investments	48,725	293,922	60,282	75,689	27,390	156	209	348	76

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,111	$293,175	$59,440	$86,725	$25,765	$147	$204	$337	$72

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Blue Chip Variable Account		Aggressive Growth Variable Account		Diversified Research Variable Account		Small-Cap Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($8,143)	($6,017)	($731)	($800)	($2,465)	($2,168)	($2,123)	($2,151)
Net realized loss from security transactions	(36,959)	(17,275)	(1,774)	(9,693)	(7,433)	(14,130)	(9,657)	(37,046)
Change in net unrealized appreciation (depreciation) on investments	189,136	(115,739)	13,263	(827)	68,057	(39,873)	84,415	(27,129)

Net Increase (Decrease) in Net Assets Resulting from Operations	144,034	(139,031)	10,758	(11,320)	58,159	(56,171)	72,635	(66,326)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	298,478	176,534	6,327	18,445	28,394	38,130	18,370	33,819
Transfers between variable accounts, net	79,272	68,031	4,750	(30,789)	54,284	12,757	43,581	(10,323)
Transfers—policy charges and deductions	(4,478)	(3,194)	(464)	(580)	(1,759)	(1,466)	(1,889)	(2,477)
Transfers—surrenders	(29,512)	(24,831)	(2,710)	(3,207)	(11,332)	(8,425)	(10,637)	(10,707)
Transfers—other	43	77	2	(1)	47	6	13	12

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	343,803	216,617	7,905	(16,132)	69,634	41,002	49,438	10,324

NET INCREASE (DECREASE) IN NET ASSETS	487,837	77,586	18,663	(27,452)	127,793	(15,169)	122,073	(56,002)

NET ASSETS

Beginning of Year	477,035	399,449	38,543	65,995	172,513	187,682	172,660	228,662

End of Year	$964,872	$477,035	$57,206	$38,543	$300,306	$172,513	$294,733	$172,660

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	International Large-Cap Variable Account		Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account		Financial Services Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($884)	($2,159)	$4,704	($647)	($607)	($491)	($781)

Net realized loss from security transactions	(9,936)	(88,592)	(81)	(8,950)	(48,945)	(1,604)	(5,431)

Change in net unrealized appreciation (depreciation) on investments	179,114	23,495	(4,465)	24,142	26,392	17,835	(5,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	168,294	(67,256)	158	14,545	(23,160)	15,740	(12,016)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	234,973	116,529	234,217	6,113	3,060	9,067	15,195

Transfers between variable accounts, net	163,310	(6,077)	586,645	3,791	(3,415)	6,405	3,245

Transfers—policy charges and deductions	(4,085)	(3,350)	(2,984)	(1,170)	(529)	(477)	(436)

Transfers—surrenders	(27,313)	(27,011)	(19,467)	(2,649)	(2,130)	(4,029)	(3,365)

Transfers—other	128	79	68	—	6	(2)	36

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	367,013	80,170	798,479	6,085	(3,008)	10,964	14,675

NET INCREASE (DECREASE) IN NET ASSETS	535,307	12,914	798,637	20,630	(26,168)	26,704	2,659

NET ASSETS

Beginning of Year	387,361	374,447	—	34,687	60,855	54,325	51,666

End of Year	$922,668	$387,361	$798,637	$55,317	$34,687	$81,029	$54,325

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Health Sciences Variable Account		Technology Variable Account		Growth LT Variable Account		Focused 30 Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,231)	($1,111)	($844)	($535)	($13,804)	($4,742)	($656)	($551)
Net realized loss from security transactions	(3,355)	(5,269)	(12,523)	(10,257)	(315,319)	(341,052)	(4,363)	(8,517)
Change in net unrealized appreciation (depreciation) on investments	22,689	(13,943)	31,168	(12,438)	587,967	(44,514)	19,759	(6,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,103	(20,323)	17,801	(23,230)	258,844	(390,308)	14,740	(15,130)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	14,282	19,704	9,933	11,175	150,173	125,610	5,122	6,961
Transfers between variable accounts, net	9,394	(2,702)	45,294	6,526	(106,963)	(85,807)	12,411	(4,348)
Transfers—policy charges and deductions	(522)	(522)	(408)	(263)	(10,487)	(11,515)	(347)	(401)
Transfers—surrenders	(3,994)	(3,560)	(3,414)	(1,937)	(53,698)	(60,648)	(2,859)	(2,374)
Transfers—other	4	—	15	8	167	124	1	32

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,164	12,920	51,420	15,509	(20,808)	(32,236)	14,328	(130)

NET INCREASE (DECREASE) IN NET ASSETS	37,267	(7,403)	69,221	(7,721)	238,036	(422,544)	29,068	(15,260)

NET ASSETS

Beginning of Year	63,160	70,563	34,306	42,027	859,556	1,282,100	31,967	47,227

End of Year	$100,427	$63,160	$103,527	$34,306	$1,097,592	$859,556	$61,035	$31,967

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Mid-Cap Value Variable Account		International Value Variable Account		Capital Opportunities Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($6,113)	$32,605	$3,830	($2,710)	($1,591)	($1,513)	($181)	$68,454

Net realized loss from security transactions	(10,365)	(29,962)	(14,021)	(121,370)	(10,562)	(9,999)	(131,550)	(114,595)

Change in net unrealized appreciation (depreciation) on investments	184,681	(114,915)	226,050	53,070	47,384	(27,227)	296,598	(189,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	168,203	(112,272)	215,859	(71,010)	35,231	(38,739)	164,867	(235,203)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	158,019	133,675	262,077	132,732	62,933	39,821	73,213	112,330

Transfers between variable accounts, net	67,236	(29,729)	89,650	(4,867)	12,327	9,519	(145,960)	(49,810)

Transfers—policy charges and deductions	(6,830)	(5,154)	(6,790)	(5,872)	(782)	(852)	(8,426)	(12,051)

Transfers—surrenders	(36,231)	(37,979)	(43,090)	(39,994)	(7,037)	(5,873)	(42,963)	(54,490)
Transfers—other	170	(6)	91	563	4	16	122	53

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	182,364	60,807	301,938	82,562	67,445	42,631	(124,014)	(3,968)

NET INCREASE (DECREASE) IN NET ASSETS	350,567	(51,465)	517,797	11,552	102,676	3,892	40,853	(239,171)

NET ASSETS

Beginning of Year	554,894	606,359	609,313	597,761	118,604	114,712	731,684	970,855

End of Year	$905,461	$554,894	$1,127,110	$609,313	$221,280	$118,604	$772,537	$731,684

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Small-Cap Index Variable Account		Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($2,393)	($1,317)	$484	$5,506	($1,754)	($4,177)	($181)	($1,001)
Net realized loss from security transactions	(11,592)	(13,339)	(10,896)	(23,614)	(30,606)	(80,233)	(3,653)	(9,567)
Change in net unrealized appreciation (depreciation) on investments	131,983	(48,235)	74,198	(37,742)	169,319	(114,208)	81,800	5,343

Net Increase (Decrease) in Net Assets Resulting from Operations	117,998	(62,891)	63,786	(55,850)	136,959	(198,618)	77,966	(5,225)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	89,235	48,536	22,259	36,374	95,989	36,138	33,075	16,792
Transfers between variable accounts, net	77,539	97,814	9,437	(32,998)	168,292	(83,870)	31,303	(1,091)
Transfers—policy charges and deductions	(2,616)	(1,782)	(4,866)	(4,663)	(7,340)	(7,326)	(850)	(936)
Transfers—surrenders	(15,755)	(11,536)	(19,097)	(23,172)	(33,114)	(32,991)	(7,575)	(6,733)
Transfers—other	181	4	40	23	37	70	(8)	20

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	148,584	133,036	7,773	(24,436)	223,864	(87,979)	55,945	8,052

NET INCREASE (DECREASE) IN NET ASSETS	266,582	70,145	71,559	(80,286)	360,823	(286,597)	133,911	2,827

NET ASSETS

Beginning of Year	224,678	154,533	295,652	375,938	408,214	694,811	96,542	93,715

End of Year	$491,260	$224,678	$367,211	$295,652	$769,037	$408,214	$230,453	$96,542

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Inflation Managed Variable Account		Managed Bond Variable Account		Small-Cap Value Variable Account (1)	Money Market Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$60,199	$6,419	$143,700	$63,153	$188	($6,728)	($1,022)

Net realized gain (loss) from security transactions	(7,690)	(2,209)	4,038	(2,516)	(18)	110	(100)

Change in net unrealized appreciation (depreciation) on investments	20,577	83,032	(61,612)	83,941	41,439	(115)	10

Net Increase (Decrease) in Net Assets Resulting from Operations	73,086	87,242	86,126	144,578	41,609	(6,733)	(1,112)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	363,810	226,437	479,667	418,729	73,599	346,099	614,819

Transfers between variable accounts, net	49,081	276,516	(317,867)	(65,795)	167,526	(537,906)	(287,047)

Transfers—policy charges and deductions	(14,795)	(6,719)	(23,140)	(18,077)	(729)	(16,876)	(15,043)

Transfers—surrenders	(96,933)	(52,167)	(125,153)	(115,620)	(6,131)	(233,216)	(232,240)

Transfers—other	100	(45)	194	(52)	13	232	(51)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	301,263	444,022	13,701	219,185	234,278	(441,667)	80,438

NET INCREASE (DECREASE) IN NET ASSETS	374,349	531,264	99,827	363,763	275,887	(448,400)	79,326

NET ASSETS

Beginning of Year	969,025	437,761	1,807,539	1,443,776	—	1,128,294	1,048,968

End of Year	$1,343,374	$969,025	$1,907,366	$1,807,539	$275,887	$679,894	$1,128,294

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	High Yield Bond Variable Account		Equity Income Variable Account (1)		Equity Variable Account		Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$30,741	$22,091	($74)	$38	($2,857)	($3,921)	($1,614)	($2,677)
Net realized loss from security transactions	(11,914)	(42,750)	(4,506)	(3,288)	(68,111)	(117,489)	(19,527)	(27,230)
Change in net unrealized appreciation (depreciation) on investments	66,638	11,858	32,025	(8,314)	122,218	5,800	68,252	(29,735)

Net Increase (Decrease) in Net Assets Resulting from Operations	85,465	(8,801)	27,445	(11,564)	51,250	(115,610)	47,111	(59,642)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	109,186	73,607	33,336	29,802	5,712	16,408	32,071	18,376
Transfers between variable accounts, net	196,494	33,886	9,202	77,038	(18,186)	(73,687)	(14,983)	15,977
Transfers—policy charges and deductions	(6,489)	(3,522)	(1,056)	(487)	(3,341)	(3,954)	(1,756)	(1,827)
Transfers—surrenders	(41,312)	(22,599)	(6,125)	(3,436)	(14,749)	(20,102)	(9,498)	(11,417)
Transfers—other	48	(26)	(1)	9	(25)	59	(7)	38

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	257,927	81,346	35,356	102,926	(30,589)	(81,276)	5,827	21,147

NET INCREASE (DECREASE) IN NET ASSETS	343,392	72,545	62,801	91,362	20,661	(196,886)	52,938	(38,495)

NET ASSETS

Beginning of Year	356,950	284,405	91,362	—	247,642	444,528	156,379	194,874

End of Year	$700,342	$356,950	$154,163	$91,362	$268,303	$247,642	$209,317	$156,379

(1)	Operations commenced on January 2, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Large-Cap Value Variable Account		Comstock Variable Account (1)		Real Estate Variable Account		Mid-Cap Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($747)	($3,329)	($842)	($1,047)	$11,036	$9,129	($1,625)	($1,247)
Net realized loss from security transactions	(24,346)	(27,005)	(4,421)	(11,315)	(1,724)	(8,328)	(20,974)	(13,222)
Change in net unrealized appreciation (depreciation) on investments	318,268	(185,245)	64,703	(8,805)	77,413	(11,762)	48,364	(39,840)

Net Increase (Decrease) in Net Assets Resulting from Operations	293,175	(215,579)	59,440	(21,167)	86,725	(10,961)	25,765	(54,309)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	394,093	233,332	82,784	15,758	64,376	56,929	17,066	33,806
Transfers between variable accounts, net	122,617	63,958	173,811	3,176	22,342	24,166	28,522	19,175
Transfers—policy charges and deductions	(8,902)	(7,443)	(1,567)	(480)	(2,375)	(1,888)	(1,228)	(661)
Transfers—surrenders	(53,850)	(45,674)	(9,480)	(4,144)	(16,719)	(16,336)	(5,444)	(3,354)
Transfers—other	205	102	19	10	60	4	41	3

Net Increase in Net Assets Derived from Policy Transactions	454,163	244,275	245,567	14,320	67,684	62,875	38,957	48,969

NET INCREASE (DECREASE) IN NET ASSETS	747,338	28,696	305,007	(6,847)	154,409	51,914	64,722	(5,340)

NET ASSETS

Beginning of Year	804,079	775,383	64,298	71,145	223,697	171,783	75,943	81,283

End of Year	$1,551,417	$804,079	$369,305	$64,298	$378,106	$223,697	$140,665	$75,943

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Prudential Jennison Variable Account		Value Variable Account		SP Jennison International Growth Variable Account		SP Prudential U.S. Emerging Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($9)	($9)	($5)	($3)	($11)	($6)	($4)	($3)

Net realized gain (loss) from security transactions	4	(234)	(37)	(52)	116	(37)	(1)	(12)

Change in net unrealized appreciation (depreciation) on investments	152	(9)	246	(140)	232	(2)	77	(70)

Net Increase (Decrease) in Net Assets Resulting from Operations	147	(252)	204	(195)	337	(45)	72	(85)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	111	348	221	450	137	325	1	199

Transfers between variable accounts, net	28	(115)	(8)	(115)	(68)	(36)	14	(24)

Transfers—policy charges and deductions	—	—	(1)	(1)	—	—	—	—

Transfers—surrenders	(28)	(43)	(42)	(21)	(10)	(23)	(4)	(15)

Transfers—other	(1)	21	1	—	—	(11)	1	1

Net Increase in Net Assets Derived from Policy Transactions	110	211	171	313	59	255	12	161

NET INCREASE (DECREASE) IN NET ASSETS	257	(41)	375	118	396	210	84	76

NET ASSETS

Beginning of Year	410	451	590	472	363	153	180	104

End of Year	$667	$410	$965	$590	$759	$363	$264	$180

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets data for each year or period ended are presented in the tables below. The ratios of expenses to average daily net assets for each of the Variable Accounts for the years or periods then ended are discussed in Note 5 to Financial Statements.

	Contracts with Standard Death Benefit

	Commencement Date If Initial Operating Period During Years Shown				Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year/ Period	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip
2003				$7.25	31,559,184	38,006,981	958,358	23.62%	23.62%	23.62%
2002				5.86	22,722,046	21,095,157	1,103,279	(26.97%)	(26.97%)	(26.97%)
2001	01/02/01	01/02/01	01/05/01	8.03	19,099,383	13,283,021	1,166,467	(19.71%)	(19.71%)	(21.55%)

Aggressive Growth
2003				$7.57	1,264,292	1,906,402	105,122	24.90%	24.90%	24.90%
2002				6.06	1,134,413	1,489,828	67,878	(23.41%)	(23.41%)	(23.41%)
2001	01/02/01	01/03/01	01/04/01	7.91	2,897,951	2,289,419	203,178	(20.90%)	(24.82%)	(22.71%)

Diversified Research
2003				$10.19	7,873,097	7,089,243	574,890	30.78%	30.78%	30.78%
2002				7.79	6,114,378	4,887,381	630,716	(25.25%)	(25.25%)	(25.25%)
2001				10.42	6,018,484	4,435,328	663,788	(4.10%)	(4.10%)	(4.10%)

Small-Cap Equity
2003				$17.70	4,729,729	4,743,132	258,197	38.85%	38.85%	38.85%
2002				12.75	3,836,873	3,942,437	256,864	(24.64%)	(24.64%)	(24.64%)
2001				16.92	4,724,501	4,150,519	300,104	(3.91%)	(3.91%)	(3.91%)

International Large-Cap
2003				$6.52	35,516,195	40,489,475	1,555,393	28.70%	28.70%	28.70%
2002				5.06	22,629,241	20,895,112	1,518,975	(18.77%)	(18.77%)	(18.77%)
2001				6.24	24,033,715	16,587,323	1,843,777	(19.44%)	(19.44%)	(19.44%)

Short Duration Bond (2)
2003	05/01/03	05/01/03	05/01/03	$10.00	19,757,550	22,214,048	575,417	0.02%	0.02%	0.02%

I-Net Tollkeeper
2003				$3.74	4,344,526	4,140,790	495,356	41.23%	41.23%	41.23%
2002				2.65	4,114,478	3,339,003	608,093	(39.47%)	(39.47%)	(39.47%)
2001				4.38	4,719,596	4,008,505	642,382	(34.82%)	(34.82%)	(34.82%)

Financial Services
2003				$9.79	1,840,157	1,805,485	123,757	27.21%	27.21%	27.21%
2002				7.70	1,548,005	1,468,803	123,469	(15.78%)	(15.78%)	(15.78%)
2001	01/02/01	01/02/01	01/09/01	9.14	1,422,507	1,267,959	117,091	(8.58%)	(8.58%)	(5.28%)

Health Sciences
2003				$8.68	2,411,291	2,840,086	133,145	26.05%	26.05%	26.05%
2002				6.88	1,927,951	1,948,202	119,884	(24.37%)	(24.37%)	(24.37%)
2001	01/02/01	01/02/01	01/10/01	9.10	2,092,867	1,706,195	142,534	(8.98%)	(8.98%)	0.67%

Technology
2003				$4.33	5,548,736	5,657,082	386,513	40.61%	40.61%	40.61%
2002				3.08	2,469,954	2,213,556	212,958	(47.09%)	(47.09%)	(47.09%)
2001	01/02/01	01/02/01	01/03/01	5.82	2,183,699	1,559,337	144,194	(41.77%)	(41.77%)	(43.35%)

Growth LT
2003				$19.23	20,743,661	15,453,180	654,094	32.12%	32.12%	32.12%
2002				14.55	23,921,217	15,464,352	810,772	(29.96%)	(29.96%)	(29.96%)
2001				20.78	28,200,043	16,503,806	964,288	(30.54%)	(30.54%)	(30.54%)

Focused 30
2003				$6.87	2,154,453	2,431,596	168,514	40.28%	40.28%	40.28%
2002				4.90	1,415,371	1,858,790	169,420	(30.39%)	(30.39%)	(30.39%)
2001				7.03	1,899,802	1,948,350	201,749	(14.57%)	(14.57%)	(14.57%)

Mid-Cap Value
2003				$15.33	15,530,678	16,785,041	751,809	27.31%	27.31%	27.31%
2002				12.05	13,782,090	12,484,784	761,224	(15.65%)	(15.65%)	(15.65%)
2001				14.28	16,063,739	12,316,098	930,516	11.72%	11.72%	11.72%

International Value
2003				$11.58	30,099,302	27,087,510	813,819	25.94%	25.94%	25.94%
2002				9.20	25,388,618	16,741,928	861,134	(15.10%)	(15.10%)	(15.10%)
2001				10.83	27,830,940	13,888,425	913,569	(22.97%)	(22.97%)	(22.97%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date If Initial Operating Period During Years Shown				Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	AUV at End of Year/ Period	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Capital Opportunities
2003				$7.54	6,855,490	8,512,124	237,034	25.36%	25.36%	25.36%
2002				6.01	5,371,607	5,060,632	299,514	(27.80%)	(27.80%)	(27.80%)
2001	01/02/01	01/03/01	01/04/01	8.33	4,987,959	3,770,566	369,280	(16.72%)	(21.36%)	(21.27%)

Equity Index
2003				$17.74	17,845,729	11,005,705	534,018	26.51%	26.51%	26.51%
2002				14.02	22,509,470	12,559,268	733,827	(23.42%)	(23.42%)	(23.42%)
2001				18.32	26,521,065	12,841,330	963,695	(13.38%)	(13.38%)	(13.38%)

Small-Cap Index
2003				$12.60	10,202,069	11,963,279	436,575	44.49%	44.49%	44.49%
2002				8.72	7,440,682	8,033,593	396,979	(22.29%)	(22.29%)	(22.29%)
2001				11.22	4,911,139	4,456,058	197,957	0.31%	0.31%	0.31%

Multi-Strategy
2003				$16.16	8,902,854	5,611,104	208,960	21.56%	21.56%	21.56%
2002				13.29	9,863,550	5,215,988	235,769	(14.27%)	(14.27%)	(14.27%)
2001				15.50	12,389,066	5,446,273	316,790	(2.54%)	(2.54%)	(2.54%)

Main Street Core (3)
2003				$14.77	18,715,733	13,258,650	501,228	25.19%	25.19%	25.19%
2002				11.80	15,878,510	8,132,326	373,550	(29.40%)	(29.40%)	(29.40%)
2001				16.71	20,507,327	9,854,280	486,163	(10.15%)	(10.15%)	(10.15%)

Emerging Markets
2003				$9.20	8,155,010	7,522,135	234,879	66.14%	66.14%	66.14%
2002				5.54	6,797,735	4,837,175	235,161	(4.42%)	(4.42%)	(4.42%)
2001				5.79	7,852,984	4,348,020	295,240	(9.96%)	(9.96%)	(9.96%)

Inflation Managed
2003				$15.72	22,549,588	22,939,789	815,688	6.74%	6.74%	6.74%
2002				14.73	21,334,549	17,481,971	942,533	13.85%	13.85%	13.85%
2001				12.94	13,897,811	9,495,198	703,795	2.81%	2.81%	2.81%

Managed Bond
2003				$15.47	36,605,225	31,998,471	1,045,546	4.76%	4.76%	4.76%
2002				14.77	43,039,670	30,992,122	1,524,391	9.39%	9.39%	9.39%
2001				13.50	50,452,819	26,140,032	1,853,547	5.83%	5.83%	5.83%

Small-Cap Value (2)
2003	05/01/03	05/01/03	05/01/03	$12.57	5,534,329	6,638,640	169,825	25.75%	25.75%	25.75%

Money Market
2003				$12.31	15,188,588	14,707,853	428,766	(0.61%)	(0.61%)	(0.61%)
2002				12.39	25,520,134	25,669,771	888,527	0.00%	0.00%	0.00%
2001				12.39	31,599,970	23,184,659	1,082,193	2.41%	2.41%	2.41%

High Yield Bond
2003				$13.06	16,221,664	13,974,944	419,312	18.62%	18.62%	18.62%
2002				11.01	11,757,291	7,694,940	329,659	(4.34%)	(4.34%)	(4.34%)
2001				11.51	11,510,008	6,627,440	310,057	(0.07%)	(0.07%)	(0.07%)

Equity Income
2003				$10.61	3,703,687	3,838,855	94,014	24.48%	24.48%	24.48%
2002	01/02/02	01/02/02	01/07/02	8.53	3,185,527	2,747,701	114,396	(14.74%)	(14.74%)	(16.63%)

Equity
2003				$13.03	8,404,200	5,637,788	313,864	22.60%	22.60%	22.60%
2002				10.63	10,210,779	5,769,663	360,139	(27.53%)	(27.53%)	(27.53%)
2001				14.66	13,689,954	7,460,021	543,137	(22.86%)	(22.86%)	(22.86%)

Aggressive Equity
2003				$9.43	8,264,479	5,753,665	268,930	31.30%	31.30%	31.30%
2002				7.19	9,119,281	5,361,866	292,942	(26.14%)	(26.14%)	(26.14%)
2001				9.73	9,654,622	4,738,022	248,174	(18.40%)	(18.40%)	(18.40%)

Large-Cap Value
2003				$11.67	33,234,833	38,181,807	1,279,499	29.42%	29.42%	29.42%
2002				9.02	26,065,399	24,404,005	1,323,707	(24.03%)	(24.03%)	(24.03%)
2001				11.87	25,206,629	18,293,597	1,388,991	(4.99%)	(4.99%)	(4.99%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date If Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios, Pacific One Pacific Value, and Pacific Innovations Contracts		Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Portfolios and Pacific One Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Comstock (4)
2003					$8.62	10,427,793	12,231,619	411,986	29.56%	29.56%	29.56%
2002					6.65	2,123,576	2,639,661	178,686	(23.24%)	(23.24%)	(23.24%)
2001					8.66	2,178,943	2,383,079	238,806	(11.13%)	(11.13%)	(11.13%)

Real Estate
2003					$18.42	5,325,725	6,299,942	268,185	35.61%	35.61%	35.61%
2002					13.58	4,924,295	4,903,081	275,821	(1.71%)	(1.71%)	(1.71%)
2001					13.82	4,618,797	3,701,943	303,119	7.03%	7.03%	7.03%

Mid-Cap Growth
2003					$5.38	5,358,589	6,282,426	319,433	28.58%	28.58%	28.58%
2002					4.18	3,482,177	4,033,129	202,704	(47.77%)	(47.77%)	(47.77%)
2001	01/02/01	01/02/01	01/04/01		8.01	2,269,327	2,320,327	172,014	(19.95%)	(19.95%)	(21.86%)

Prudential Jennison
2003	N/A		N/A		$9.41		15,341			27.81%
2002	N/A		N/A		7.36		13,272			(32.12%)
2001	N/A	09/06/01	N/A		10.84		5,276			8.43%

Value
2003	N/A		N/A		$9.96		21,750			25.86%
2002	N/A		N/A		7.91		24,022			(23.43%)
2001	N/A	09/06/01	N/A		10.33		10,260			3.31%

SP Jennison International Growth
2003	N/A		N/A		$10.47		15,363			37.21%
2002	N/A		N/A		7.63		14,813			(23.91%)
2001	N/A	09/06/01	N/A		10.03		8,520			0.29%

SP Prudential U.S. Emerging Growth
2003	N/A		N/A		$9.97		3,310			39.54%
2002	N/A		N/A		7.14		3,521			(33.35%)
2001	N/A	09/06/01	N/A		10.72		2,791			7.19%

	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip
2003				$8.66	$8.31	19,708,773	3,236,194	68,963	23.31%	23.31%	24.86%
2002				7.02	6.66	10,249,236	1,594,934	30,134	(27.15%)	(27.15%)	(26.24%)
2001	04/05/01	04/10/01	07/02/01	9.64	9.02	3,907,567	579,802	722	(4.20%)	(6.22%)	(9.77%)

Aggressive Growth
2003				$9.27	$8.50	1,237,770	173,618	20,288	24.59%	24.59%	26.15%
2002				7.44	6.73	904,410	149,103	11,165	(23.60%)	(23.60%)	(22.63%)
2001	04/03/01	04/19/01	07/02/01	9.74	8.70	641,768	118,682	168	1.81%	(11.10%)	(12.96%)

Diversified Research
2003				$10.28	$9.74	3,829,014	872,490	31,661	30.46%	30.46%	32.10%
2002				7.88	7.37	2,648,078	563,528	21,502	(25.44%)	(25.44%)	(24.50%)
2001	04/05/01	04/05/01	12/24/01	10.56	9.77	1,497,959	316,997	2,206	5.09%	5.09%	1.51%

Small-Cap Equity
2003				$11.76	$10.19	2,584,270	521,514	49,329	38.51%	38.51%	40.25%
2002				8.49	7.26	1,531,073	322,426	39,712	(24.83%)	(24.83%)	(23.88%)
2001	04/02/01	04/03/01	09/17/01	11.29	9.54	918,780	191,163	295	12.92%	18.24%	18.76%

International Large-Cap
2003				$9.61	$9.93	15,132,339	3,322,458	78,304	28.38%	28.38%	30.00%
2002				7.48	7.64	6,181,781	1,137,980	44,547	(18.98%)	(18.98%)	(17.95%)
2001	04/02/01	04/03/01	07/02/01	9.23	9.31	2,663,769	593,935	9,481	(7.66%)	(7.05%)	(6.90%)

Short Duration Bond (2)
2003	05/01/03	05/01/03	05/01/03	$9.99	$10.07	14,384,887	3,865,751	41,290	(0.15%)	(0.15%)	0.69%

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date if Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

I-Net Tollkeeper
2003			05/20/03	$7.87	$6.72	817,235	61,890	347	40.88%	40.88%	42.65%
2002				5.58	4.71	430,240	37,992		(39.62%)	(39.62%)
2001	04/03/01	04/05/01		9.25	7.71	177,211	16,732		0.91%	(7.73%)

Financial Services
2003				$10.62	$10.22	1,490,241	165,719	8,886	26.90%	26.90%	28.49%
2002			10/21/02	8.37	7.95	1,297,487	143,081	1,720	(15.99%)	(15.99%)	(3.91%)
2001	04/03/01	04/05/01		9.97	9.35	823,284	95,626		2.44%	0.89%

Health Sciences
2003				$10.83	$9.65	1,742,267	170,808	18,817	25.73%	25.73%	27.31%
2002				8.61	7.58	1,403,390	147,130	4,861	(24.56%)	(24.56%)	(23.61%)
2001	04/03/01	04/12/01	11/28/01	11.42	9.92	928,216	119,438	496	17.41%	7.32%	(1.63%)

Technology
2003				$7.24	$6.27	3,014,428	319,662	5,634	40.26%	40.26%	42.02%
2002				5.16	4.42	1,487,105	136,137	See (5)	(47.22%)	(47.22%)	(46.56%)
2001	04/05/01	04/05/01	09/17/01	9.78	8.27	625,538	45,727	See (5)	(3.42%)	(3.42%)	23.48%

Growth LT
2003				$8.70	$7.99	11,422,554	1,804,518	44,138	31.79%	31.79%	33.44%
2002				6.60	5.98	8,308,946	1,256,989	20,476	(30.14%)	(30.14%)	(29.26%)
2001	04/02/01	04/03/01	07/02/01	9.44	8.46	3,483,870	527,454	1,361	(5.55%)	(0.37%)	(15.40%)

Focused 30
2003				$10.82	$10.50	820,810	106,916	1,752	39.93%	39.93%	41.69%
2002				7.73	7.41	559,816	54,068	678	(30.56%)	(30.56%)	(29.69%)
2001	04/02/01	04/23/01	09/17/01	11.14	10.54	384,534	29,921	See (5)	11.38%	5.29%	20.22%

Mid-Cap Value
2003				$12.34	$11.25	10,139,353	1,825,327	119,169	26.99%	26.99%	28.59%
2002				9.71	8.75	6,005,013	1,103,260	59,258	(15.86%)	(15.86%)	(14.80%)
2001	04/03/01	04/05/01	07/02/01	11.55	10.27	3,095,066	565,876	718	19.53%	15.33%	2.68%

International Value
2003				$9.62	$9.92	16,233,519	3,295,974	92,717	25.62%	25.62%	27.20%
2002				7.66	7.80	7,111,510	3,269,907	37,729	(15.32%)	(15.32%)	(14.25%)
2001	04/02/01	04/03/01	07/02/01	9.04	9.10	2,504,993	428,924	1,023	(9.59%)	(8.53%)	(9.04%)

Capital Opportunities
2003				$8.43	$8.12	4,428,423	634,969	15,150	25.05%	25.05%	26.62%
2002				6.74	6.41	2,551,387	367,565	5,445	(27.98%)	(27.98%)	(27.07%)
2001	04/05/01	04/12/01	07/02/01	9.36	8.79	1,163,015	149,055	1,401	(6.67%)	(11.15%)	(12.08%)

Equity Index
2003				$9.61	$9.21	6,772,396	1,020,348	93,860	26.20%	26.20%	27.78%
2002				7.62	7.21	7,481,319	1,226,200	28,722	(23.62%)	(23.62%)	(22.65%)
2001	04/02/01	04/03/01	09/07/01	9.97	9.32	3,326,399	581,320	27,684	(0.26%)	3.30%	5.98%

Small-Cap Index
2003				$12.37	$11.29	5,654,000	1,067,427	46,892	44.13%	44.13%	45.94%
2002				8.58	7.74	2,655,068	438,204	35,200	(22.48%)	(22.48%)	(21.50%)
2001	04/09/01	04/05/01	11/28/01	11.07	9.86	603,720	93,843	973	10.16%	9.43%	7.68%

Multi-Strategy
2003				$10.70	$10.48	3,035,317	803,360	26,587	21.26%	21.26%	22.78%
2002			04/09/02	8.83	8.54	2,402,344	444,178	7,144	(14.49%)	(14.49%)	(10.95%)
2001	04/06/01	04/27/01		10.32	9.86	1,473,184	304,069		3.60%	(1.73%)

Main Street Core (3)
2003				$8.93	$8.45	8,604,484	1,980,678	35,844	24.88%	24.88%	26.45%
2002				7.15	6.68	2,578,296	440,494	13,809	(29.57%)	(29.57%)	(28.69%)
2001	04/02/01	04/03/01	11/28/01	10.16	9.37	1,984,450	334,966	545	1.55%	5.49%	2.24%

Emerging Markets
2003				$16.16	$15.59	1,610,401	326,341	13,869	65.73%	65.73%	67.81%
2002				9.75	9.29	668,754	209,450	3,049	(4.65%)	(4.65%)	(3.45%)
2001	04/03/01	04/11/01	07/02/01	10.22	9.62	211,483	35,247	87	4.57%	(0.44%)	(3.80%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit

	Commencement Date if Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period				Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts		Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Inflation Managed
2003				$12.16	$12.54	19,037,992	6,293,825	135,958		6.47%	6.47%	7.81%
2002				11.42	11.63	10,913,817	4,733,346	34,040		13.56%	13.56%	14.99%
2001	04/02/01	04/03/01	09/07/01	10.06	10.11	3,532,994	942,126	5,439		0.60%	0.51%	(0.18%)

Managed Bond
2003				$11.74	$12.19	23,854,309	6,195,682	182,349		4.50%	4.50%	5.81%
2002				11.24	11.52	18,674,851	4,858,951	61,331		9.12%	9.12%	10.49%
2001	04/02/01	04/03/01	09/07/01	10.30	10.43	9,330,375	2,044,157	10,790		2.98%	2.88%	0.03%

Small-Cap Value (2)
2003	05/01/03	05/01/03	05/01/03	$12.55	$12.66	3,535,410	730,146	10,078		25.54%	25.54%	26.59%

Money Market
2003				$10.01	$10.26	8,772,801	5,971,359	1,247,684		(0.86%)	(0.86%)	0.39%
2002				10.09	10.22	11,419,100	11,097,215	2,195,431		(0.24%)	(0.24%)	1.01%
2001	04/02/01	04/03/01	09/07/01	10.12	10.12	8,675,282	3,681,201	180,016		1.19%	1.18%	0.61%

High Yield Bond
2003				$10.82	$11.43	10,001,359	3,128,813	80,332		18.32%	18.32%	19.81%
2002				9.15	9.54	4,408,755	1,641,016	47,463		(4.58%)	(4.58%)	(3.38%)
2001	04/02/01	04/03/01	09/07/01	9.59	9.87	1,862,023	376,053	795		(4.13%)	(3.09%)	(1.23%)

Equity Income
2003				$10.56	$10.83	1,985,302	587,196	17,162		24.17%	24.17%	25.73%
2002	01/02/02	01/04/02	03/01/02	8.50	8.61	1,337,585	329,847	15,705		(14.96%)	(17.04%)	(15.82%)

Equity
2003			05/05/03	$9.00	$8.23	965,248	162,666	See	(5)	22.30%	22.30%	23.84%
2002				7.36	6.65	1,105,041	140,551			(27.71%)	(27.71%)
2001	04/04/01	04/11/01		10.18	9.08	954,219	120,532			7.31%	(2.93%)

Aggressive Equity
2003				$10.63	$8.99	1,724,803	273,059	8,652		30.97%	30.97%	32.61%
2002				8.12	6.78	1,014,789	146,086	8,153		(26.32%)	(26.32%)	(25.39%)
2001	04/02/01	04/05/01	09/17/01	11.01	9.09	293,748	47,256	See	(5)	10.14%	9.62%	16.65%

Large-Cap Value
2003				$9.73	$9.64	24,755,093	4,827,351	89,918		29.09%	29.09%	30.72%
2002				7.53	7.37	12,859,786	2,352,474	25,369		(24.22%)	(24.22%)	(23.27%)
2001	04/04/01	04/05/01	07/02/01	9.94	9.61	5,006,090	924,380	4,108		2.99%	(1.18%)	(3.91%)

Comstock (4)
2003				$9.33	$9.34	6,604,550	1,244,117	19,573		29.24%	29.24%	30.86%
2002			06/19/02	7.22	7.14	1,198,731	209,264	3,741		(23.43%)	(23.43%)	(18.23%)
2001	04/02/01	04/27/01		9.43	9.21	703,659	83,799			(5.67%)	(11.33%)

Real Estate
2003				$14.51	$13.75	3,694,864	703,461	30,856		35.28%	35.28%	36.97%
2002				10.72	10.04	2,355,294	468,410	21,445		(1.95%)	(1.95%)	(0.72%)
2001	04/04/01	04/05/01	07/02/01	10.94	10.11	1,127,914	212,856	7,606		10.76%	9.55%	1.13%

Mid-Cap Growth
2003				$7.10	$5.81	3,450,185	592,096	65,335		28.26%	28.26%	29.87%
2002				5.53	4.48	2,396,177	384,490	31,698		(47.90%)	(47.90%)	(47.24%)
2001	04/02/01	04/27/01	09/17/01	10.62	8.49	1,200,646	168,874	See	(5)	6.23%	(19.07%)	15.61%

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts		Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip
2003			$7.21	12,582,836	271,162	23.38%	23.38%
2002			5.84	7,199,840	278,780	(27.12%)	(27.12%)
2001	01/02/01	01/02/01	8.01	4,218,986	272,994	(19.87%)	(19.87%)

Aggressive Growth
2003			$7.52	805,677	22,031	24.65%	24.65%
2002			6.03	687,508	29,535	(23.56%)	(23.56%)
2001	01/02/01	01/29/01	7.89	791,379	55,731	(21.06%)	(27.19%)

Diversified Research
2003			$10.11	3,521,720	120,430	30.52%	30.52%
2002			7.74	2,673,910	141,990	(25.40%)	(25.40%)
2001			10.38	2,503,111	143,436	(4.30%)	(4.30%)

Small-Cap Equity
2003			$17.52	2,098,245	85,247	38.58%	38.58%
2002			12.65	1,785,698	95,564	(24.79%)	(24.79%)
2001			16.81	1,793,887	111,966	(4.10%)	(4.10%)

International Large-Cap
2003			$6.47	13,707,199	408,364	28.45%	28.45%
2002			5.03	7,454,086	432,067	(18.94%)	(18.94%)
2001			6.21	5,788,862	490,702	(19.60%)	(19.60%)

Short Duration Bond (2)
2003	05/01/03	05/01/03	$9.99	6,836,403	108,466	(0.11%)	(0.11%)

I-Net Tollkeeper
2003			$3.72	1,537,857	159,863	40.95%	40.95%
2002			2.64	1,445,130	173,458	(39.59%)	(39.59%)
2001			4.37	1,809,475	194,993	(34.95%)	(34.95%)

Financial Services
2003			$9.74	777,442	36,048	26.96%	26.96%
2002			7.67	698,599	39,675	(15.95%)	(15.95%)
2001	01/02/01	01/19/01	9.12	586,542	33,833	(8.76%)	(3.73%)

Health Sciences
2003			$8.62	1,120,464	39,052	25.79%	25.79%
2002			6.86	876,797	37,936	(24.52%)	(24.52%)
2001	01/02/01	01/04/01	9.08	695,248	34,324	(9.16%)	(1.75%)

Technology
2003			$4.31	1,891,556	69,664	40.33%	40.33%
2002			3.07	889,186	56,113	(47.20%)	(47.20%)
2001	01/02/01	01/19/01	5.81	496,752	27,093	(41.88%)	(47.68%)

Growth LT
2003			$19.04	6,981,578	192,592	31.85%	31.85%
2002			14.44	7,266,543	251,607	(30.10%)	(30.10%)
2001			20.65	8,253,627	276,157	(30.68%)	(30.68%)

Focused 30
2003			$6.82	1,218,115	44,822	40.00%	40.00%
2002			4.87	950,695	47,702	(30.53%)	(30.53%)
2001			7.01	984,779	52,538	(14.74%)	(14.74%)

Mid-Cap Value
2003			$15.18	6,119,953	175,959	27.06%	27.06%
2002			11.95	5,067,498	196,209	(15.82%)	(15.82%)
2001			14.19	4,781,053	216,947	11.49%	11.49%

International Value
2003			$11.47	9,119,844	204,191	25.69%	25.69%
2002			9.12	5,849,677	219,179	(15.27%)	(15.27%)
2001			10.77	4,992,402	249,388	(23.12%)	(23.12%)

Capital Opportunities
2003			$7.49	2,863,874	64,412	25.11%	25.11%
2002			5.99	1,851,445	72,100	(27.94%)	(27.94%)

2001	01/02/01	01/19/01	8.31	1,234,449	73,261	(16.89%)	(24.80%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts		Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Equity Index
2003			$17.57	4,560,605	124,056	26.26%	26.26%
2002			13.91	5,162,173	179,278	(23.58%)	(23.58%)
2001			18.21	5,683,784	201,357	(13.56%)	(13.56%)

Small-Cap Index
2003			$12.48	3,794,187	67,891	44.21%	44.21%
2002			8.65	2,723,094	66,168	(22.44%)	(22.44%)
2001			11.16	1,803,044	34,152	0.11%	0.11%

Multi-Strategy
2003			$16.00	2,701,918	66,444	21.32%	21.32%
2002			13.18	2,569,361	76,461	(14.45%)	(14.45%)
2001			15.41	2,813,063	85,642	(2.73%)	(2.73%)

Main Street Core (3)
2003			$14.63	5,996,067	144,049	24.94%	24.94%
2002			11.71	4,311,113	142,646	(29.54%)	(29.54%)
2001			16.61	5,157,155	180,975	(10.33%)	(10.33%)

Emerging Markets
2003			$9.11	2,326,918	70,810	65.81%	65.81%
2002			5.49	1,788,373	67,149	(4.61%)	(4.61%)
2001			5.76	1,712,155	85,950	(10.14%)	(10.14%)

Inflation Managed
2003			$15.56	7,511,323	130,364	6.53%	6.53%
2002			14.61	5,269,102	135,716	13.62%	13.62%
2001			12.86	2,779,674	105,804	2.60%	2.60%

Managed Bond
2003			$15.32	11,374,119	192,351	4.55%	4.55%
2002			14.65	11,007,610	273,426	9.17%	9.17%
2001			13.42	8,912,313	328,780	5.62%	5.62%

Small-Cap Value (2)
2003	05/01/03	05/01/03	$12.56	1,975,856	38,405	25.58%	25.58%

Money Market
2003			$12.19	4,533,488	93,959	(0.81%)	(0.81%)
2002			12.29	6,679,479	184,006	(0.20%)	(0.20%)
2001			12.31	7,277,398	250,652	2.21%	2.21%

High Yield Bond
2003			$12.93	4,168,575	69,930	18.38%	18.38%
2002			10.92	2,559,323	66,373	(4.53%)	(4.53%)
2001			11.44	1,955,677	67,597	(0.27%)	(0.27%)

Equity Income
2003			$10.57	1,655,259	39,560	24.23%	24.23%
2002	01/03/02	01/07/02	8.51	1,057,594	39,876	(16.31%)	(16.79%)

Equity
2003			$12.90	2,896,697	111,821	22.36%	22.36%
2002			10.54	3,332,774	138,568	(27.68%)	(27.68%)
2001			14.58	4,565,452	165,415	(23.01%)	(23.01%)

Aggressive Equity
2003			$9.34	2,786,557	98,752	31.03%	31.03%
2002			7.13	2,876,384	123,803	(26.28%)	(26.28%)
2001			9.67	2,807,339	116,458	(18.56%)	(18.56%)

Large-Cap Value
2003			$11.55	13,716,269	307,299	29.16%	29.16%
2002			8.95	9,355,708	335,730	(24.18%)	(24.18%)
2001			11.80	7,367,627	343,633	(5.19%)	(5.19%)

Comstock (4)
2003			$8.56	4,096,799	99,377	29.30%	29.30%
2002			6.62	1,201,284	48,813	(23.39%)	(23.39%)
2001			8.64	1,050,502	50,417	(11.31%)	(11.31%)

Real Estate
2003			$18.24	1,944,818	57,710	35.34%	35.34%
2002			13.48	1,590,028	70,497	(1.90%)	(1.90%)
2001			13.74	1,167,679	79,343	6.81%	6.81%

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value and Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Mid-Cap Growth
2003			$5.34	2,605,454	46,408	28.32%	28.32%
2002			4.16	1,766,108	46,008	(47.87%)	(47.87%)
2001	01/02/01	01/02/01	7.99	1,009,314	32,020	(20.11%)	(20.11%)

Prudential Jennison
2003		N/A	$9.36	15,429		27.55%
2002		N/A	7.34	12,832		(32.26%)
2001	10/22/01	N/A	10.84	16,223		7.63%

Value
2003		N/A	$9.91	27,481		25.61%
2002		N/A	7.89	25,501		(23.58%)
2001	10/03/01	N/A	10.32	10,496		8.19%

SP Jennison International Growth
2003		N/A	$10.42	18,748		36.93%
2002		N/A	7.61	10,732		(24.06%)
2001	10/03/01	N/A	10.02	2,525		7.96%

SP Prudential U.S. Emerging Growth
2003		N/A	$9.92	6,560		39.26%
2002		N/A	7.12	6,418		(33.49%)

2001	11/19/01	N/A	10.71	1,939		4.53%

	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip
2003				$8.61	$8.27	8,321,304	618,430	3,810	23.07%	23.07%	24.61%
2002				7.00	6.64	4,341,489	255,451	3,375	(27.30%)	(27.30%)	(26.38%)
2001	04/06/01	04/23/01	10/05/01	9.62	9.01	1,638,628	107,682	1,847	(2.18%)	(11.85%)	7.88%

Aggressive Growth
2003			07/28/03	$9.22	$8.45	560,772	15,032	1,999	24.34%	24.34%	25.90%
2002				7.42	6.71	520,735	23,738		(23.75%)	(23.75%)
2001	04/10/01	05/16/01		9.72	8.70	330,675	30,637		(6.12%)	(15.21%)

Diversified Research
2003			12/03/03	$10.22	$9.69	1,945,268	148,394	192	30.20%	30.20%	31.83%
2002				7.85	7.35	1,400,498	95,481		(25.59%)	(25.59%)
2001	04/06/01	04/23/01		10.55	9.76	689,111	38,983		7.12%	(0.10%)

Small-Cap Equity
2003				$11.69	$10.14	1,286,592	61,701	3,668	38.23%	38.23%	39.97%
2002				8.46	7.24	943,764	35,696	487	(24.98%)	(24.98%)	(24.04%)
2001	04/02/01	04/27/01	12/31/01	11.27	9.53	474,319	15,440	487	12.75%	(1.32%)	0.00%

International Large-Cap
2003				$9.55	$9.88	6,493,298	471,101	5,513	28.13%	28.13%	29.74%
2002				7.46	7.62	2,556,131	158,630	4,806	(19.14%)	(19.14%)	(18.12%)
2001	04/02/01	04/18/01	10/05/01	9.22	9.30	989,214	50,195	2,411	(7.79%)	(14.05%)	8.95%

Short Duration Bond (2)
2003	05/01/03	05/01/03	05/01/03	$9.97	$10.06	5,126,474	561,635	2,334	(0.28%)	(0.28%)	0.56%

I-Net Tollkeeper
2003				$7.82	$6.69	204,142	3,832		40.60%	40.60%
2002				5.57	4.70	86,367	43		(39.74%)	(39.74%)
2001	04/10/01	04/18/01		9.24	7.70	59,175	2,791		(13.86%)	(23.62%)

Financial Services
2003				$10.57	$10.17	668,364	31,284	169	26.64%	26.64%	28.23%
2002			09/23/02	8.34	7.93	505,448	21,065	111	(16.16%)	(16.16%)	4.99%

2001	04/06/01	04/18/01		9.95	9.34	340,866	34,542		2.77%	(3.32%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date If Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Health Sciences
2003			12/03/03	$10.77	$9.60	828,543	36,366	380	25.48%	25.48%	27.06%
2002				8.58	7.56	608,030	30,154		(24.71%)	(24.71%)
2001	04/06/01	04/18/01		11.40	9.91	384,333	31,748		12.46%	2.75%

Technology
2003				$7.20	$6.24	1,073,167	85,712		39.98%	39.98%
2002				5.15	4.40	604,395	44,354		(47.33%)	(47.33%)
2001	04/06/01	04/18/01		9.77	8.26	374,247	27,409		0.43%	(22.56%)

Growth LT
2003				$8.65	$7.95	4,362,063	349,080	6,199	31.53%	31.53%	33.18%
2002				6.58	5.97	3,060,290	198,739	2,761	(30.28%)	(30.28%)	(29.40%)
2001	04/02/01	04/23/01	10/05/01	9.43	8.45	1,294,812	69,077	1,506	(5.69%)	(18.62%)	6.02%

Focused 30
2003				$10.76	$10.45	285,259	27,315		39.65%	39.65%
2002				7.71	7.39	220,187	6,358		(30.70%)	(30.70%)
2001	04/16/01	04/18/01		11.12	10.53	133,218	4,055		8.90%	1.46%

Mid-Cap Value
2003				$12.27	$11.19	4,442,833	344,549	2,666	26.74%	26.74%	28.33%
2002				9.68	8.72	2,748,866	201,785	1,635	(16.03%)	(16.03%)	(14.97%)
2001	04/02/01	04/23/01	10/05/01	11.53	10.26	1,301,503	119,569	1,144	15.29%	9.39%	13.99%

International Value
2003				$9.56	$9.87	6,370,903	524,301	3,817	25.37%	25.37%	26.95%
2002				7.63	7.78	2,574,027	202,586	2,539	(15.49%)	(15.49%)	(14.42%)
2001	04/02/01	04/23/01	10/05/01	9.03	9.09	834,945	62,513	1,336	(9.73%)	(12.89%)	5.46%

Capital Opportunities
2003				$8.39	$8.08	2,126,973	112,579	885	24.80%	24.80%	26.37%
2002				6.72	6.39	1,267,335	45,808	744	(28.12%)	(28.12%)	(27.22%)
2001	04/05/01	05/16/01	12/31/01	9.35	8.78	561,878	11,166	247	(6.81%)	(18.22%)	0.00%

Equity Index
2003				$9.56	$9.16	2,421,254	297,607	1,511	25.95%	25.95%	27.53%
2002				7.59	7.19	2,544,186	209,760	1,943	(23.77%)	(23.77%)	(22.81%)
2001	04/02/01	04/25/01	10/05/01	9.96	9.31	1,114,646	86,834	1,384	(0.41%)	(7.01%)	7.29%

Small-Cap Index
2003				$12.30	$11.24	2,074,241	212,791	4,400	43.85%	43.85%	45.65%
2002			06/21/02	8.55	7.71	1,065,894	78,381	398	(22.64%)	(22.64%)	(16.90%)
2001	04/11/01	04/18/01		11.05	9.85	204,137	27,686		8.12%	4.12%

Multi-Strategy
2003				$10.64	$10.43	1,152,985	179,035	6,364	21.02%	21.02%	22.54%
2002			09/23/02	8.80	8.51	998,418	83,505	140	(14.66%)	(14.66%)	3.44%
2001	04/06/01	04/30/01		10.31	9.85	519,267	42,531		3.45%	(1.77%)

Main Street Core (3)
2003				$8.88	$8.41	3,670,780	334,321	1,520	24.63%	24.63%	26.20%
2002				7.13	6.66	1,211,446	59,821	463	(29.72%)	(29.72%)	(28.83%)
2001	04/02/01	04/25/01	12/31/01	10.14	9.36	840,251	54,269	1,057	1.40%	(5.50%)	0.00%

Emerging Markets
2003				$16.07	$15.51	685,510	54,291	429	65.40%	65.40%	67.48%
2002				9.71	9.26	243,783	17,251	229	(4.85%)	(4.85%)	(3.65%)
2001	04/11/01	04/27/01	12/31/01	10.21	9.61	78,029	2,659	97	(0.58%)	(5.03%)	0.00%

Inflation Managed
2003				$12.10	$12.48	5,855,231	699,185	3,020	6.26%	6.26%	7.60%
2002				11.38	11.59	3,212,778	470,913	1,144	13.33%	13.33%	14.76%
2001	04/02/01	04/25/01	10/05/01	10.04	10.10	1,016,780	81,623	841	0.45%	1.30%	(0.96%)

Managed Bond
2003				$11.68	$12.13	8,974,943	1,227,651	12,799	4.29%	4.29%	5.60%
2002				11.20	11.49	6,522,651	623,199	4,470	8.90%	8.90%	10.27%
2001	04/02/01	04/11/01	10/05/01	10.28	10.42	3,094,696	254,503	4,173	2.82%	3.76%	(1.51%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit

	Commencement Date If Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Small-Cap Value (2)
2003	05/01/03	05/01/03	05/01/03	$12.54	$12.64	1,517,298	125,926	734	25.37%	25.37%	26.42%

Money Market
2003				$9.95	$10.21	2,436,151	561,627	1,334	(1.06%)	(1.06%)	0.18%
2002				10.06	10.19	3,600,821	530,235	4,001	(0.44%)	(0.44%)	0.81%
2001	04/02/01	04/11/01	09/04/01	10.10	10.11	3,485,768	262,308	1,022	1.04%	0.97%	0.57%

High Yield Bond
2003				$10.77	$11.37	3,793,983	590,481	1,587	18.09%	18.09%	19.57%
2002				9.12	9.51	1,784,489	448,990	1,207	(4.77%)	(4.77%)	(3.57%)
2001	04/02/01	04/25/01	10/05/01	9.57	9.86	482,390	27,465	680	(4.27%)	(3.28%)	6.35%

Equity Income
2003			03/12/03	$10.52	$10.78	969,820	59,487	250	23.92%	23.92%	25.48%
2002	01/03/02	02/05/02		8.49	8.59	588,682	34,520		(16.52%)	(12.39%)

Equity
2003				$8.95	$8.19	455,200	20,358	See (5)	22.05%	22.05%	23.59%
2002				7.33	6.63	470,399	20,286	See (5)	(27.86%)	(27.86%)	(26.95%)
2001	04/10/01	04/23/01	12/13/01	10.16	9.07	442,282	9,976	341	(2.40%)	(10.40%)	0.00%

Aggressive Equity
2003				$10.57	$8.95	666,157	57,785	93	30.71%	30.71%	32.35%
2002			06/21/02	8.09	6.76	423,805	23,051	140	(26.47%)	(26.47%)	(20.37%)
2001	04/10/01	04/27/01		11.00	9.08	137,859	5,371		5.04%	(5.44%)

Large-Cap Value
2003				$9.67	$9.59	10,422,829	799,059	7,138	28.84%	28.84%	30.46%
2002				7.51	7.35	5,254,064	346,767	5,224	(24.37%)	(24.37%)	(23.42%)
2001	04/06/01	04/25/01	10/05/01	9.93	9.60	2,023,116	148,427	2,871	0.94%	(6.07%)	7.13%

Comstock (4)
2003				$9.28	$9.29	2,821,909	201,256	920	28.98%	28.98%	30.60%
2002			09/23/02	7.20	7.12	653,082	15,854	206	(23.58%)	(23.58%)	0.74%
2001	04/06/01	04/27/01		9.42	9.20	414,009	13,978		(2.46%)	(11.45%)

Real Estate
2003				$14.43	$13.68	1,394,468	161,156	1,198	35.01%	35.01%	36.70%
2002				10.69	10.01	869,518	65,770	306	(2.15%)	(2.15%)	(0.92%)
2001	04/10/01	04/18/01	12/31/01	10.92	10.10	415,872	27,993	153	10.54%	9.94%	0.00%

Mid-Cap Growth
2003				$7.06	$5.78	2,025,364	118,155	9,043	28.00%	28.00%	29.61%
2002			01/24/02	5.52	4.46	1,574,297	61,788	689	(48.00%)	(48.00%)	(44.15%)
2001	04/05/01	04/18/01		10.61	8.48	756,565	51,567		3.66%	(13.68%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts		Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Blue Chip
2003			$7.17	6,018,981	134,395	23.19%	23.19%
2002			5.82	4,838,326	128,787	(27.23%)	(27.23%)
2001	01/02/01	01/10/01	8.00	2,498,852	112,661	(19.99%)	(22.36%)

Aggressive Growth
2003			$7.49	508,450	3,837	24.46%	24.46%
2002			6.02	471,339	2,756	(23.67%)	(23.67%)
2001	01/02/01	02/08/01	7.88	395,785	14,934	(21.18%)	(24.16%)

Diversified Research
2003			$10.05	1,799,237	89,681	30.33%	30.33%
2002			7.71	1,406,060	82,571	(25.51%)	(25.51%)
2001			10.35	1,037,855	100,919	(4.44%)	(4.44%)

Small-Cap Equity
2003			$17.39	1,153,306	48,418	38.37%	38.37%
2002			12.57	1,153,708	57,806	(24.91%)	(24.91%)
2001			16.74	1,052,182	85,623	(4.25%)	(4.25%)

International Large-Cap
2003			$6.43	6,763,231	229,704	28.25%	28.25%
2002			5.01	4,929,408	243,716	(19.06%)	(19.06%)
2001			6.19	3,240,232	327,597	(19.72%)	(19.72%)

Short Duration Bond (2)
2003	05/01/03	05/01/03	$9.98	3,204,077	61,377	(0.21%)	(0.21%)

I-Net Tollkeeper
2003			$3.70	1,309,911	77,106	40.74%	40.74%
2002			2.63	1,857,935	110,387	(39.68%)	(39.68%)
2001			4.35	1,757,030	103,915	(35.05%)	(35.05%)

Financial Services
2003			$9.69	600,592	16,566	26.77%	26.77%
2002			7.65	500,627	7,358	(16.07%)	(16.07%)
2001	01/02/01	01/23/01	9.11	417,466	4,358	(8.90%)	(7.07%)

Health Sciences
2003			$8.59	661,341	9,392	25.61%	25.61%
2002			6.84	609,573	6,760	(24.64%)	(24.64%)
2001	01/02/01	01/23/01	9.07	524,438	5,099	(9.30%)	(0.31%)

Technology
2003			$4.29	1,405,251	24,553	40.12%	40.12%
2002			3.06	588,970	8,410	(47.28%)	(47.28%)
2001	01/02/01	01/30/01	5.80	401,762	12,078	(41.97%)	(48.11%)

Growth LT
2003			$18.89	3,625,888	110,829	31.66%	31.66%
2002			14.35	4,124,734	148,206	(30.21%)	(30.21%)
2001			20.56	4,393,510	160,026	(30.79%)	(30.79%)

Focused 30
2003			$6.79	499,305	11,224	39.79%	39.79%
2002			4.86	409,452	14,780	(30.63%)	(30.63%)
2001			7.00	487,453	22,130	(14.87%)	(14.87%)

Mid-Cap Value
2003			$15.07	3,685,168	93,841	26.87%	26.87%
2002			11.88	3,501,716	105,378	(15.94%)	(15.94%)
2001			14.13	2,937,900	134,668	11.32%	11.32%

International Value
2003			$11.38	4,863,663	106,259	25.50%	25.50%
2002			9.07	4,008,551	124,578	(15.40%)	(15.40%)
2001			10.72	3,264,750	135,937	(23.24%)	(23.24%)

Capital Opportunities
2003			$7.46	1,313,434	38,606	24.93%	24.93%
2002			5.97	1,172,909	37,392	(28.05%)	(28.05%)
2001	01/02/01	01/10/01	8.30	656,294	40,735	(17.01%)	(21.95%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts		Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Equity Index
2003			$17.44	2,808,717	77,064	26.07%	26.07%
2002			13.83	3,414,826	114,455	(23.69%)	(23.69%)
2001			18.12	3,274,769	116,049	(13.69%)	(13.69%)

Small-Cap Index
2003			$12.39	2,165,445	51,804	43.99%	43.99%
2002			8.60	1,846,871	42,546	(22.56%)	(22.56%)
2001			11.11	1,213,369	29,667	(0.04%)	(0.04%)

Multi-Strategy
2003			$15.88	1,297,539	36,398	21.14%	21.14%
2002			13.11	1,237,715	36,624	(14.57%)	(14.57%)
2001			15.34	1,371,497	43,025	(2.88%)	(2.88%)

Main Street Core (3)
2003			$14.52	3,142,470	97,490	24.76%	24.76%
2002			11.64	2,477,968	100,552	(29.65%)	(29.65%)
2001			16.54	2,930,724	127,795	(10.46%)	(10.46%)

Emerging Markets
2003			$9.04	1,422,908	34,134	65.57%	65.57%
2002			5.46	1,274,996	26,351	(4.75%)	(4.75%)
2001			5.73	1,137,395	27,845	(10.28%)	(10.28%)

Inflation Managed
2003			$15.45	3,737,783	71,045	6.37%	6.37%
2002			14.52	3,262,347	103,323	13.45%	13.45%
2001			12.80	1,858,921	65,875	2.45%	2.45%

Managed Bond
2003			$15.21	6,630,314	152,563	4.39%	4.39%
2002			14.57	7,323,534	219,093	9.01%	9.01%
2001			13.36	5,763,589	229,185	5.46%	5.46%

Small-Cap Value (2)
2003	05/01/03	05/01/03	$12.55	877,790	17,350	25.45%	25.45%

Money Market
2003			$12.10	3,478,656	47,722	(0.96%)	(0.96%)
2002			12.22	5,621,521	139,002	(0.34%)	(0.34%)
2001			12.26	5,777,615	204,875	2.05%	2.05%

High Yield Bond
2003			$12.83	2,711,440	38,353	18.21%	18.21%
2002			10.86	2,017,581	40,330	(4.68%)	(4.68%)
2001			11.39	1,583,223	44,400	(0.42%)	(0.42%)

Equity Income
2003			$10.54	958,371	10,633	24.05%	24.05%
2002	01/07/02	01/03/02	8.50	750,600	18,952	(16.92%)	(16.44%)

Equity
2003			$12.80	1,675,755	52,641	22.18%	22.18%
2002			10.48	1,891,855	73,479	(27.78%)	(27.78%)
2001			14.51	2,502,904	104,893	(23.13%)	(23.13%)

Aggressive Equity
2003			$9.27	1,477,388	31,490	30.84%	30.84%
2002			7.09	1,700,359	42,236	(26.40%)	(26.40%)
2001			9.63	1,762,899	48,382	(18.68%)	(18.68%)

Large-Cap Value
2003			$11.47	6,957,282	150,451	28.97%	28.97%
2002			8.89	6,003,811	167,731	(24.30%)	(24.30%)
2001			11.75	4,283,946	176,129	(5.33%)	(5.33%)

Comstock (4)
2003			$8.52	2,147,193	51,040	29.11%	29.11%
2002			6.60	674,762	14,087	(23.51%)	(23.51%)
2001			8.62	595,596	16,437	(11.44%)	(11.44%)

Real Estate
2003			$18.10	1,167,198	29,940	35.14%	35.14%
2002			13.39	1,067,358	46,416	(2.05%)	(2.05%)
2001			13.68	852,530	30,363	6.65%	6.65%

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date If Initial Operating Period During Years Shown		AUV at End of Year/Period	Number of Units Outstanding at End of Year/Period		Total Returns (1)

Variable Accounts	Pacific Value Contracts	Pacific Innovations Contracts		Pacific Value Contracts	Pacific Innovations Contracts	Pacific Value Contracts	Pacific Innovations Contracts

Mid-Cap Growth
2003			$5.32	1,683,194	17,619	28.13%	28.13%
2002			4.15	1,239,597	11,911	(47.95%)	(47.95%)
2001	01/02/01	02/08/01	7.98	697,944	13,270	(20.23%)	(22.01%)

Prudential Jennison
2003		N/A	$9.33	40,593		27.36%
2002		N/A	7.33	29,783		(32.36%)
2001	09/19/01	N/A	10.83	20,110		20.86%

Value
2003		N/A	$9.88	48,247		25.42%
2002		N/A	7.87	25,293		(23.70%)
2001	09/19/01	N/A	10.32	24,981		13.29%

SP Jennison International Growth
2003		N/A	$10.39	38,744		36.73%
2002		N/A	7.60	22,157		(24.18%)
2001	10/18/01	N/A	10.02	4,185		4.46%

SP Prudential U.S. Emerging Growth
2003		N/A	$9.89	16,772		39.05%
2002		N/A	7.11	15,386		(33.59%)
2001	09/19/01	N/A	10.71	4,945		21.60%

	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Blue Chip
2003				$8.57	$8.24	4,492,838	256,164	3,593	22.88%	22.88%	24.43%
2002			07/15/02	6.98	6.62	3,460,103	196,501	3,211	(27.41%)	(27.41%)	(4.66%)
2001	04/11/01	04/10/01		9.61	9.01	1,290,854	75,424		(6.51%)	(6.46%)

Aggressive Growth
2003				$9.18	$8.42	385,037	25,885	See (5)	24.15%	24.15%	25.71%
2002				7.40	6.70	396,138	23,235	See (5)	(23.86%)	(23.86%)	(22.91%)
2001	04/11/01	05/09/01	08/13/01	9.71	8.69	241,308	16,256	1,100	(5.79%)	(12.93%)	(6.33%)

Diversified Research
2003				$10.18	$9.66	1,511,183	71,636	7,157	30.00%	30.00%	31.64%
2002			02/22/02	7.83	7.34	1,389,542	63,099	4,118	(25.70%)	(25.70%)	(18.51%)
2001	04/11/01	04/10/01		10.54	9.75	496,758	41,778		3.71%	3.67%

Small-Cap Equity
2003				$11.64	$10.10	854,492	45,582	2,537	38.03%	38.03%	39.76%
2002			07/15/02	8.44	7.23	757,769	56,954	2,537	(25.09%)	(25.09%)	(8.34%)
2001	04/05/01	04/11/01		11.26	9.53	359,490	22,331		11.75%	7.88%

International Large-Cap
2003				$9.51	$9.84	3,578,216	220,766	4,555	27.93%	27.93%	29.54%
2002			10/31/02	7.44	7.60	2,293,198	152,705	1,474	(19.26%)	(19.26%)	0.67%
2001	04/05/01	04/11/01		9.21	9.29	886,013	67,791		(9.72%)	(11.48%)

Short Duration Bond (2)
2003	05/01/03	05/01/03	05/01/03	$9.96	$10.05	2,854,347	328,469	1,437	(0.38%)	(0.38%)	0.46%

I-Net Tollkeeper
2003				$7.79	$6.67	202,435	16,976		40.39%	40.39%
2002				5.55	4.69	133,469	7,416		(39.84%)	(39.84%)
2001	04/20/01	06/08/01		9.23	7.70	61,145	3,236		(26.44%)	(25.03%)

Financial Services
2003			08/01/03	$10.52	$10.13	470,514	16,330	285	26.45%	26.45%	28.04%
2002				8.32	7.91	459,482	36,985		(16.28%)	(16.28%)
2001	04/11/01	04/06/01		9.94	9.33	347,151	15,305		0.02%	2.66%

Health Sciences
2003				$10.72	$9.57	705,383	16,277		25.29%	25.29%
2002				8.56	7.54	713,719	22,863		(24.83%)	(24.83%)
2001	04/10/01	05/25/01		11.39	9.91	566,124	9,301		8.22%	(1.70%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date if Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

Technology
2003				$7.17	$6.22	818,208	47,001		39.77%	39.77%
2002				5.13	4.39	515,237	24,855		(47.41%)	(47.41%)
2001	04/11/01	04/06/01		9.76	8.25	345,460	8,358		(12.55%)	0.31%

Growth LT
2003				$8.61	$7.92	2,811,147	171,953	1,128	31.33%	31.33%	32.98%
2002			02/22/02	6.56	5.95	2,887,113	164,062	1,391	(30.38%)	(30.38%)	(20.37%)
2001	04/05/01	04/10/01		9.42	8.45	1,275,421	61,280		(6.68%)	(10.54%)

Focused 30
2003				$10.72	$10.41	260,196	8,459		39.44%	39.44%
2002				7.69	7.37	211,042	8,199		(30.81%)	(30.81%)
2001	04/20/01	06/08/01		11.11	10.53	151,411	7,049		2.04%	1.68%

Mid-Cap Value
2003				$12.22	$11.15	2,890,203	227,153	2,590	26.55%	26.55%	28.14%
2002				9.66	8.70	2,389,821	242,811	2,435	(16.15%)	(16.15%)	(15.10%)
2001	04/10/01	04/10/01	08/13/01	11.52	10.25	1,186,018	96,268	998	13.26%	13.26%	3.34%

International Value
2003				$9.53	$9.84	3,655,738	237,808	4,281	25.19%	25.19%	26.76%
2002			07/15/02	7.61	7.76	2,461,826	177,351	3,694	(15.61%)	(15.61%)	(5.78%)
2001	04/05/01	04/10/01		9.02	9.08	851,203	78,043		(11.31%)	(12.56%)

Capital Opportunities
2003				$8.35	$8.05	1,141,590	57,693	407	24.62%	24.62%	26.18%
2002			10/31/02	6.70	6.38	958,306	53,650	252	(28.23%)	(28.23%)	1.06%
2001	04/02/01	04/30/01		9.34	8.78	448,482	21,497		(6.62%)	(17.53%)

Equity Index
2003				$9.52	$9.13	1,680,027	77,086	See (5)	25.76%	25.76%	27.34%
2002			02/22/02	7.57	7.17	2,382,816	120,006	922	(23.88%)	(23.88%)	(18.85%)
2001	04/05/01	04/11/01		9.95	9.30	1,209,353	42,899		(0.99%)	(2.26%)

Small-Cap Index
2003				$12.25	$11.19	1,400,194	142,116	3,887	43.63%	43.63%	45.43%
2002				8.53	7.70	971,831	110,740	3,905	(22.75%)	(22.75%)	(21.78%)
2001	04/19/01	05/02/01	08/13/01	11.04	9.84	186,900	46,235	1,032	2.75%	(1.20%)	2.53%

Multi-Strategy
2003				$10.60	$10.39	752,111	28,094	1,774	20.84%	20.84%	22.35%
2002			02/22/02	8.77	8.49	641,237	21,126	1,774	(14.79%)	(14.79%)	(9.64%)
2001	04/11/01	05/24/01		10.29	9.84	380,828	9,678		1.55%	(3.88%)

Main Street Core (3)
2003				$8.85	$8.38	2,356,022	129,961	2,443	24.45%	24.45%	26.01%
2002			02/22/02	7.11	6.65	1,015,515	51,050	1,418	(29.82%)	(29.82%)	(22.05%)
2001	04/05/01	04/11/01		10.13	9.36	697,289	25,962		0.59%	(1.50%)

Emerging Markets
2003				$16.00	$15.45	336,278	19,442	1,348	65.15%	65.15%	67.23%
2002			07/15/02	9.69	9.24	225,126	22,831	1,057	(4.99%)	(4.99%)	(9.31%)
2001	04/11/01	05/09/01		10.20	9.60	90,230	4,419		(0.69%)	(6.71%)

Inflation Managed
2003				$12.05	$12.43	3,707,537	321,700	3,950	6.10%	6.10%	7.44%
2002			02/22/02	11.35	11.57	2,692,681	350,553	2,074	13.16%	13.16%	13.54%
2001	04/05/01	04/11/01		10.03	10.10	772,661	44,662		0.43%	0.97%

Managed Bond
2003				$11.63	$12.08	6,038,644	402,558	4,539	4.13%	4.13%	5.44%
2002			07/15/02	11.17	11.46	5,940,033	427,801	2,942	8.74%	8.74%	5.49%
2001	04/05/01	04/10/01		10.27	10.41	2,643,122	154,159		2.80%	3.47%

Small-Cap Value (2)
2003	05/01/03	05/01/03	05/01/03	$12.52	$12.63	745,713	41,493	604	25.25%	25.25%	26.29%

Money Market
2003				$9.91	$10.17	1,588,852	151,415	See (5)	(1.21%)	(1.21%)	0.04%
2002			11/25/02	10.03	10.17	3,129,500	567,037	590	(0.59%)	(0.59%)	0.03%
2001	04/05/01	04/11/01		10.09	10.10	2,157,872	431,931		0.91%	0.86%

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit

	Commencement Date if Initial Operating Period During Years Shown			AUV at End of Year/Period		Number of Units Outstanding at End of Year/Period			Total Returns (1)

Variable Accounts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select and Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts	Pacific Innovations Select Contracts	Pacific One Select Contracts	Pacific Odyssey Contracts

High Yield Bond
2003				$10.72	$11.33	1,727,493	155,869	320	17.91%	17.91%	19.39%
2002			02/22/02	9.09	9.49	1,241,320	76,951	318	(4.91%)	(4.91%)	(2.61%)
2001	04/05/01	04/11/01		9.56	9.86	406,825	18,704		(2.94%)	(3.03%)

Equity Income
2003				$10.49	$10.75	593,998	54,208	1,130	23.74%	23.74%	25.29%
2002	01/04/02	01/10/02	07/15/02	8.47	8.58	466,253	42,555	1,130	(17.33%)	(16.53%)	(3.05%)

Equity
2003				$8.91	$8.16	642,882	22,306		21.87%	21.87%
2002				7.31	6.61	529,832	23,890		(27.97%)	(27.97%)
2001	04/10/01	06/08/01		10.15	9.07	388,844	14,981		(2.51%)	(13.83%)

Aggressive Equity
2003				$10.53	$8.91	402,565	36,174	1,573	30.51%	30.51%	32.15%
2002			07/15/02	8.07	6.75	369,398	51,139	1,565	(26.58%)	(26.58%)	(8.50%)
2001	04/10/01	04/10/01		10.99	9.07	113,526	15,249		4.92%	4.92%

Large-Cap Value
2003				$9.63	$9.55	6,090,920	370,669	4,044	28.64%	28.64%	30.26%
2002			07/15/02	7.49	7.33	4,854,748	291,744	3,654	(24.49%)	(24.49%)	(6.83%)
2001	04/10/01	05/01/01		9.92	9.59	1,787,341	85,595		(2.58%)	(8.40%)

Comstock (4)
2003			05/01/03	$9.25	$9.26	1,465,531	89,794	687	28.78%	28.78%	30.40%
2002				7.18	7.10	459,562	42,501		(23.70%)	(23.70%)
2001	04/19/01	06/21/01		9.41	9.19	341,710	9,893		(10.58%)	(8.71%)

Real Estate
2003				$14.37	$13.63	906,395	74,925	2,233	34.80%	34.80%	36.50%
2002			02/19/02	10.66	9.99	742,357	69,432	2,112	(2.29%)	(2.29%)	(1.96%)
2001	04/10/01	04/11/01		10.91	10.09	323,797	25,918		10.42%	12.27%

Mid-Cap Growth
2003				$7.03	$5.76	1,182,007	81,014		27.81%	27.81%

2002				5.50	4.45	1,093,405	64,641		(48.08%)	(48.08%)

2001	04/11/01	05/18/01		10.60	8.47	537,801	33,315		(5.00%)	(23.23%)

See Notes to Financial Statements	See explanation of references on I-16

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	Total Net Assets at End of Year (in $000’s)			Ratios of Investment Income to Average Net Assets (6)

Variable Accounts	2003	2002	2001	2003	2002	2001

Blue Chip (2)	$964,872	$477,035	$399,449	0.30%	0.13%	0.12%
Aggressive Growth (2)	57,206	38,543	65,995	0.00%	0.00%	0.00%
Diversified Research	300,306	172,513	187,682	0.41%	0.29%	0.25%
Small-Cap Equity	294,733	172,660	228,662	0.54%	0.51%	15.57%
International Large-Cap	922,668	387,361	374,447	1.37%	0.93%	0.82%
Short Duration Bond (2)	798,637			2.69%
I-Net Tollkeeper	55,317	34,687	60,855	0.00%	0.00%	0.00%
Financial Services (2)	81,029	54,325	51,666	0.81%	0.25%	0.47%
Health Sciences (2)	100,427	63,160	70,563	0.00%	0.00%	0.00%
Technology (2)	103,527	34,306	42,027	0.00%	0.00%	0.00%
Growth LT	1,097,592	859,556	1,282,100	0.00%	1.02%	16.55%
Focused 30	61,035	31,967	47,227	0.00%	0.16%	0.07%
Mid-Cap Value	905,461	554,894	606,359	0.62%	6.88%	3.28%
International Value	1,127,110	609,313	597,761	2.00%	1.04%	2.55%
Capital Opportunities (2)	221,280	118,604	114,712	0.49%	0.21%	0.20%
Equity Index	772,537	731,684	970,855	1.47%	9.64%	1.41%
Small-Cap Index	491,260	224,678	154,533	0.76%	0.85%	8.88%
Multi-Strategy	367,211	295,652	375,938	1.65%	3.13%	2.66%
Main Street Core (3)	769,037	408,214	694,811	1.19%	0.70%	1.70%
Emerging Markets	230,453	96,542	93,715	1.36%	0.51%	0.14%
Inflation Managed	1,343,374	969,025	437,761	6.56%	2.45%	3.55%
Managed Bond	1,907,366	1,807,539	1,443,776	9.40%	5.43%	5.08%
Small-Cap Value (2)	275,887			1.67%
Money Market	679,894	1,128,294	1,048,968	0.80%	1.41%	3.57%
High Yield Bond	700,342	356,950	284,405	7.42%	8.82%	9.72%
Equity Income (2)	154,163	91,362		1.48%	1.59%
Equity	268,303	247,642	444,528	0.36%	0.34%	6.08%
Aggressive Equity	209,317	156,379	194,874	0.54%	0.00%	0.00%
Large-Cap Value	1,551,417	804,079	775,383	1.46%	1.09%	3.79%
Comstock (4)	369,305	64,298	71,145	1.11%	0.10%	0.40%
Real Estate	378,106	223,697	171,783	5.46%	5.59%	3.92%
Mid-Cap Growth (2)	140,665	75,943	81,283	0.00%	0.00%	0.00%
Prudential Jennison (2)	667	410	451	0.00%	0.00%	0.00%
Value (2)	965	590	472	1.03%	1.24%	28.39%
SP Jennison International Growth (2)	759	363	153	0.00%	0.00%	0.00%
SP Prudential U.S. Emerging Growth (2)	264	180	104	0.00%	0.00%	0.00%

Explanation of References for Financial Highlights on I-1 through I-16

(1)	Total returns reflect a deduction for mortality and expense risk, administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 0.40% to 2.00% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	Operations commenced on May 1, 2003 for the Short Duration Bond and Small-Cap Value Variable Accounts, January 2, 2001 for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Capital Opportunities and Mid-Cap Growth Variable Accounts, January 2, 2002 for the Equity Income Variable Account, and September 6, 2001 for the Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts.

(3)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(4)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

(5)	All purchased units were fully redeemed prior to end of the year.

(6)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

N/A: Not Available

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-six subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, Mid-Cap Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds). The assets in each of the first thirty-two Variable Accounts invest in shares of the corresponding portfolios of the Pacific Select Fund and the assets of the last four Variable Accounts invest in the Class II shares of the corresponding portfolios of the Prudential Series Fund, Inc. (collectively, the “Funds”). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: The Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On December 31, 2003, the net assets of the Pacific Select Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 717,495 outstanding accumulation units (valued at $6,846,543) of the Research Variable Account were exchanged for 671,952 accumulation units with equal value of the Diversified Research Variable Account, and a total of 4,665,549 outstanding accumulation units (valued at $42,108,920) of the Global Growth Variable Account were exchanged for 5,743,180 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 4,853,721 outstanding accumulation units (valued at $20,133,882) of the Telecommunications Variable Account were exchanged for 3,962,598 accumulation units with equal value of the Technology Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Growth, Prudential Jennison, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

4. SEPARATE ACCOUNT’S COST OF INVESTMENT IN THE FUNDS’ SHARES

The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of charges for mortality and expense risks assumed, administrative charges and additional death benefit rider charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2003 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)

Total cost of investments at beginning of year	$632,294	$44,486	$211,013	$215,094	$381,948	$—

Add: Total net proceeds from policy and M&E transactions	411,351	22,292	98,027	105,634	700,934	799,165

Reinvested distributions from the Funds	1,950	—	898	1,164	7,749	10,903

Sub-Total	1,045,595	66,778	309,938	321,892	1,090,631	810,068

Less: Cost of investments disposed during the year	114,570	16,891	39,181	69,134	352,472	6,926

Total cost of investments at end of year	931,025	49,887	270,757	252,758	738,159	803,142

Add: Unrealized appreciation (depreciation)	33,904	7,322	29,566	41,991	184,545	(4,464)

Total market value of investments at end of year	$964,929	$57,209	$300,323	$294,749	$922,704	$798,678

	I-Net Tollkeeper	Financial Services	Health Sciences	Tech- nology	Growth LT	Focused 30

Total cost of investments at beginning of year	$47,292	$60,493	$74,477	$48,668	$1,580,262	$43,224

Add: Total net proceeds from policy and M&E transactions	35,320	28,927	40,212	95,808	227,186	31,246

Reinvested distributions from the Funds	—	513	—	—	—	—

Sub-Total	82,612	89,933	114,689	144,476	1,807,448	74,470

Less: Cost of investments disposed during the year	38,829	20,569	25,633	57,752	577,101	21,935

Total cost of investments at end of year	43,783	69,364	89,056	86,724	1,230,347	52,535

Add: Unrealized appreciation (depreciation)	11,538	11,670	11,377	16,808	(132,689)	8,503

Total market value of investments at end of year	$55,321	$81,034	$100,433	$103,532	$1,097,658	$61,038

	Mid-Cap Value	International Value	Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy

Total cost of investments at beginning of year	$583,686	$586,264	$159,237	$979,024	$269,890	$359,942

Add: Total net proceeds from policy and M&E transactions	241,070	1,414,307	82,844	170,817	209,262	49,905

Reinvested distributions from the Funds	4,150	15,645	747	10,456	2,399	5,249

Sub-Total	828,906	2,016,216	242,828	1,160,297	481,551	415,096

Less: Cost of investments disposed during the year	79,312	1,138,201	28,293	437,013	77,047	57,788

Total cost of investments at end of year	749,594	878,015	214,535	723,284	404,504	357,308

Add: Unrealized appreciation	155,922	249,071	6,758	49,303	86,782	9,925

Total market value of investments at end of year	$905,516	$1,127,086	$221,293	$772,587	$491,286	$367,233

	Main Street Core (2)	Emerging Markets	Inflation Managed	Managed Bond	Small-Cap Value (1)	Money Market

Total cost of investments at beginning of year	$631,328	$97,273	$874,158	$1,695,331	$—	$1,127,406

Add: Total net proceeds from policy and M&E transactions	262,936	153,809	517,108	441,368	233,986	1,910,448

Reinvested distributions from the Funds	6,762	1,814	78,525	171,614	2,062	7,653

Sub-Total	901,026	252,896	1,469,791	2,308,313	236,048	3,045,507

Less: Cost of investments disposed during the year	78,173	103,695	241,837	451,527	1,586	2,366,382

Total cost of investments at end of year	822,853	149,201	1,227,954	1,856,786	234,462	679,125

Add: Unrealized appreciation (depreciation)	(53,768)	81,075	115,508	50,721	41,439	932

Total market value of investments at end of year	$769,085	$230,276	$1,343,462	$1,907,507	$275,901	$680,057

	High Yield Bond	Equity Income	Equity	Aggressive Equity	Large-Cap Value	Comstock (3)

Total cost of investments at beginning of year	$366,465	$99,681	$400,034	$200,206	$1,013,415	$78,359

Add: Total net proceeds from policy and M&E transactions	688,723	65,065	46,758	76,991	499,317	257,320

Reinvested distributions from the Funds	38,684	1,721	917	914	15,696	2,186

Sub-Total	1,093,872	166,467	447,709	278,111	1,528,428	337,865

Less: Cost of investments disposed during the year	450,639	36,006	149,230	93,218	85,898	19,186

Total cost of investments at end of year	643,233	130,461	298,479	184,893	1,442,530	318,679

Add: Unrealized appreciation (depreciation)	57,104	23,710	(30,159)	24,435	108,974	50,645

Total market value of investments at end of year	$700,337	$154,171	$268,320	$209,328	$1,551,504	$369,324

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).
(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.
(3)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Real Estate	Mid-Cap Growth	Prudential Jennison	Value	SP Jennison International Growth	SP Prudential U.S. Emerging Growth

Total cost of investments at beginning of year	$215,486	$119,451	$390	$728	$359	$241

Add: Total net proceeds from policy and M&E transactions	107,313	64,814	157	373	8,013	18

Reinvested distributions from the Funds	15,304	—	—	9	—	—

Sub-Total	338,103	184,265	547	1,110	8,372	259

Less: Cost of investments disposed during the year	45,613	48,452	51	253	7,849	11

Total cost of investments at end of year	292,490	135,813	496	857	523	248

Add: Unrealized appreciation	85,637	4,861	172	108	236	16

Total market value of investments at end of year	$378,127	$140,674	$668	$965	$759	$264

5. CHARGES AND EXPENSES

Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific One, Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey. Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contracts, which have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for contracts issued before May 1, 2003, the Premier Death Benefit Rider. These death benefit riders are not available to owners of Pacific Portfolios and Pacific One Contracts. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (M&E) and administrative expenses Pacific Life assumes, and additional death benefit riders for Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options

	Standard Death Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider

Pacific Portfolio and Pacific One Contracts

Mortality and Expense Risk Charge	1.25%	N/A	N/A

Administrative Fee	0.15%	N/A	N/A

Death Benefit Rider Charge	None	N/A	N/A

Total Annual Expenses	1.40%	N/A	N/A

Pacific Value and Pacific Innovations Contracts

Mortality and Expense Risk Charge	1.25%	1.25%	1.25%

Administrative Fee	0.15%	0.15%	0.15%

Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Innovations Select and Pacific One Select Contracts

Mortality and Expense Risk Charge	1.40%	1.40%	1.40%

Administrative Fee	0.25%	0.25%	0.25%

Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific Odyssey Contracts

Mortality and Expense Risk Charge	0.15%	0.15%	0.15%

Administrative Fee	0.25%	0.25%	0.25%

Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

6. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio for the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and the liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as the close of business on April 30, 2004, or on a later date as the parties may agree.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, Mid-Cap Growth, Prudential Jennison, Value, SP Jennison International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), and the statements of changes in net assets for each of the two years in the period then ended (as to the Equity Income Variable Account, for the year ended December 31, 2003, and for the period from commencement of operations through December 31, 2002, and as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the three years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, Mid-Cap Growth, Prudential Jennison, Value, SP Jennison International Growth and SP Prudential U.S. Emerging Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2003). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 24, 2004

K-1

Annual Reports

as of December 31, 2003

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 2143-3A